Bonds, notes and other obligations - Summary of repayment schedule of bonds, notes and other obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 6,890,290	S/ 6,496,778
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		132,512
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	235,128	1,309,248
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	136,908	137,900
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 6,518,254	S/ 4,917,118